Shareholder Report, Average Annual Return (Details) 199560_Wahed FTSE USA Shariah ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	83 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Wahed FTSE USA Shariah ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed FTSE USA Shariah ETF NAV
Average Annual Return, Percent	43.84%	15.79%	17.91%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	29.78%	14.15%	16.12%
FTSE Shariah USA Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Shariah USA Index TR
Average Annual Return, Percent	44.48%	16.36%	18.53%